Research and Development Expenses	6 Months Ended
Jun. 30, 2020
Research and Development Expenses

15. Research and Development Expenses

Research and development expenses are summarized as follows:

	Six Months Ended June 30,
	2020	2019

	(in US$’000)
Clinical trial related costs	40,986	43,707
Personnel compensation and related costs	29,356	21,917
Other research and development expenses	3,632	3,663
	73,974	69,287